Document and Entity Information	Jul. 31, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	SkyWater Technology, Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-40345
Entity Tax Identification Number	85-2992192
Entity Address Address Line 1	2401 East 86th Street
Entity Address City Or Town	Bloomington
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55425
City Area Code	952
Local Phone Number	851-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SKYT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819974
Amendment Flag	false
Current Fiscal Year End Date	--12-29